Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
National Corporate Tax		23.90%	25.50%	28.05%
Corporate Inhabitant Tax		5.00%	5.00%	5.00%
Deductible Corporate Enterprise Tax and Special Local Corporate Tax		7.00%	8.00%	8.00%
Statutory income tax rate		33.40%	35.80%	38.10%
Actual effective income tax rate		27.20%	37.00%	37.00%
Tax credits for investments in productivity improvement facilities		¥ 20,667	¥ 23,435
Future taxable income	¥ 165,770	165,770
Increase in valuation allowance		¥ (31,029)	¥ 9,060	¥ 11,483
Consumption Tax Rate		8.00%	8.00%	5.00%
Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		35.80%
Decrease in net deferred tax assets		¥ (25,040)
Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	32.80%
Decrease in net deferred tax assets		¥ (15,160)
Before April 1, 2014
Income Taxes [Line Items]
Statutory income tax rate		38.10%
After April 1, 2014
Income Taxes [Line Items]
Statutory income tax rate		35.80%
New Corporate Tax Law | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes		¥ (25,264)
New Corporate Tax Law | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Decrease in net income attributable to NTT DOCOMO, INC. due to expected tax rate changes		¥ (14,691)
April 1, 2015 to March 31, 2016 | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		33.40%
April 1, 2016 and thereafter | Corporate Tax Law enacted on March 31, 2015
Income Taxes [Line Items]
Statutory income tax rate		32.80%
Tax Rate From April One Twenty Sixteen To March Thirty One Twenty Eighteen | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.60%
Tax Rate From April One Twenty Eighteen And Thereafter | Corporate Tax Law enacted on March 29, 2016
Income Taxes [Line Items]
Statutory income tax rate	31.40%